CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Real estate properties under development	$ 3,254,387,749	$ 4,068,716,308
Accounts payable and notes payable	1,166,659,841	790,631,410
Other payables and accrued liabilities	323,163,994	341,107,500
Payroll and welfare payables	$ 24,223,625	$ 33,752,390
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	107,875,468	119,805,636
Common stock, shares outstanding	107,875,468	119,805,636
Consolidated VIEs without recourse to the primary beneficiary
Accounts payable and notes payable	$ 431,883	$ 2,489,669
Other payables and accrued liabilities	854,814	3,767,049
Payroll and welfare payables	772,009	2,263,756
VIEs and VIEs without recourse to the primary beneficiary
Real estate properties under development	$ 0	$ 166,327,833